Liquidity Risk - Summary of Loan-to-Deposit Ratio (Detail) - GBP (£) £ in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Customer Loans, Customer Deposits and Loan to Deposit Ratio [Line Items]
Consumer loans gross	£ 200.3
Adjust for: fair value loans, impairment loss allowances, accrued interest and other	(0.8)
Statutory loans and advances to customers/deposits by customers	199.5
Less: repurchase agreements and reverse repurchase agreements	(0.1)
Total	199.4
Deposits from customers gross	175.9
Adjust for: fair value loans, impairment loss allowances, accrued interest and other	£ 1.5
Percentage of loan to deposit ratio	113.00%	116.00%
Statutory loans and advances to customers/deposits by customers	£ 177.4
Less: repurchase agreements and reverse repurchase agreements	(0.5)
Total	176.9
Retail Banking [member]
Disclosure of Customer Loans, Customer Deposits and Loan to Deposit Ratio [Line Items]
Consumer loans gross	169.0
Deposits from customers gross	£ 149.3
Percentage of loan to deposit ratio	113.00%	114.00%
Commercial Banking [member]
Disclosure of Customer Loans, Customer Deposits and Loan to Deposit Ratio [Line Items]
Consumer loans gross	£ 19.4
Deposits from customers gross	£ 18.7
Percentage of loan to deposit ratio	104.00%	113.00%
Global Corporate Banking [member]
Disclosure of Customer Loans, Customer Deposits and Loan to Deposit Ratio [Line Items]
Consumer loans gross	£ 6.0
Deposits from customers gross	£ 4.5
Percentage of loan to deposit ratio	133.00%	139.00%
Corporate Centre [member]
Disclosure of Customer Loans, Customer Deposits and Loan to Deposit Ratio [Line Items]
Consumer loans gross	£ 5.9
Deposits from customers gross	£ 3.4
Percentage of loan to deposit ratio	174.00%	217.00%